CitiFunds Institutional Trust

     CITIFUND(SM)
-------------


         INSTITUTIONAL
         LIQUID RESERVES


MONEY MARKETS


          -----------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
          -----------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITIFUNDS INSTITUTIONAL LIQUID RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        5
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             6
--------------------------------------------------------------------------------
Financial Highlights                                                           6
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  7
--------------------------------------------------------------------------------

CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      10
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           13
--------------------------------------------------------------------------------
Statement of Operations                                                       13
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            14
--------------------------------------------------------------------------------
Financial Highlights                                                          14
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 15
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

The 6-month period ended February 28, 1999, was a good one for the U.S. economy and short-term money market securities. Early in the period, concerns about the potential spread of the Asian currency and credit crisis to Latin America contributed to the Federal Reserve Board's decision to reduce key short-term interest rates three times between September and November. While this easing of monetary policy caused short-term money market yields to decline, very low inflation continued to support above-average REAL returns, which are nominal yields less the rate of inflation.

   In contrast, longer term fixed-income securities did not fare as well as money market securities. That's because longer term yields rose in response to reports of robust U.S. economic growth in the fourth quarter of 1998 and the first two months of 1999. When yields of longer term securities rise, their prices decline. Accordingly, money market funds such as CitiFunds Institutional Liquid Reserves generally performed better than longer term bond funds over the six-month period.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
-------------------------------
Philip W. Coolidge
President
March 22, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

LOW INFLATION IN THE U.S. AND RECESSIONARY CONDITIONS IN SOME OVERSEAS ECONOMIES CONTRIBUTED TO LOWER YIELDS on taxable money market securities. The financial crisis that began in Southeast Asia in mid-1997 spread to other emerging markets during the third quarter of 1998. Russia was forced by the credit crunch to devalue its currency and effectively defaulted on its government bonds. Similarly, the flight of foreign capital from Latin America adversely affected Brazil, which devalued its currency in January, 1999.
   Why did events overseas affect the U.S. money markets? A major reason is that the U.S. Federal Reserve Board became concerned that the problems in Asia and Latin America might curtail exports of U.S. companies, which could, in turn, dampen domestic economic growth. To help stop the further spread of the Asian crisis and promote continued U.S. economic growth, the Federal Reserve Board reduced key short-term interest rates in three steps between September and November.
   In anticipation of the Federal Reserve Board's action, WE BEGAN THE REPORTING PERIOD WITH THE PORTFOLIO'S AVERAGE MATURITY TOWARD THE LONG END OF ITS RANGE. This strategy enabled us to capture higher yields for as long as practical while short-term interest rates fell.
   In addition, we primarily focused our investments on high-quality bank obligations and commercial paper during the six-month period. That's because, in our opinion, bank obligations and commercial paper offered more attractive values than other short-term money market instruments. For example, the difference in yields between bank obligations and U.S. Treasury bills was unusually wide. That's primarily because the federal budget surplus reduced the government's need to borrow, limiting the supply of Treasury bills available to investors. Yet, demand for these direct obligations of the federal government surged in the third quarter of 1998 when U.S. and foreign investors sought a safe haven amid the turmoil in Asia, Russia and Latin America.
   As our holdings matured during the period, we reinvested the proceeds in money market instruments with modestly shorter maturities. Consequently, THE PORTFOLIO'S AVERAGE MATURITY GRADUALLY DECLINED OVER THE SIX MONTHS, enabling us to respond faster to opportunities for higher yields. Such opportunities arose in February, 1999, for example, when reports of surprisingly strong U.S. economic growth caused yields of longer term bonds to rise. In this new environment, we modestly extended the Portfolio's average maturity to capture the higher yields provided by longer-dated securities.
   Looking forward, we expect the U.S. economic expansion to continue throughout 1999. Yet, persistently low inflation should, in our view, prevent the Federal Reserve Board from raising short-term interest rates in 1999 in an attempt to forestall inflationary pressures. If our outlook is correct, money market yields should remain relatively stable over the foreseeable future, while longer term yields may rise moderately. We intend to continue to monitor global economic influences carefully, with an eye toward adjusting our investment strategy in a way that attempts to capture the opportunities and reduce the risks of prevailing market conditions.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER,                      DIVIDENDS
CASH RESERVES PORTFOLIO                  Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               BENCHMARKS
October 2, 1992                          o Lipper Taxable Institutional Money
                                           Funds Average
NET ASSETS AS OF 2/28/99                 o IBC Institutional Taxable Money
$4,536.5 million                           Funds Average

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
FUND PERFORMANCE
TOTAL RETURNS

                                                                                   SINCE
ALL PERIODS ENDED FEBRUARY 28, 1999               SIX         ONE      FIVE    OCTOBER 2, 1992
(Unaudited)                                      MONTHS**    YEAR     YEARS*     INCEPTION*
----------------------------------------------------------------------------------------------
CitiFunds Institutional Liquid Reserves           2.58%      5.47%     5.50%      4.99%
Lipper Taxable Institutional Money Funds Average  2.45%      5.20%     5.21%      4.73%+

** Average Annual Total Return
** Not Annualized
 + From 10/31/92

7-DAY YIELDS
Annualized Current      4.90%
Effective               5.02%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS INSTITUTIONAL LIQUID RESERVES VS. IBC INSTITUTIONAL TAXABLE MONEY FUNDS AVERAGE

As illustrated, CitiFunds Institutional Liquid Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund ReportTM, for the one year period.

[This table represents a chart in the printed piece.]

                   IBC Institutional              CitiFunds
Date               Taxable Money Avg.       Institutional Liquid Res.
----               ------------------       -------------------------
3/3/98                  5.33%                        5.57%
3/10/98                 5.28%                        5.50%
3/17/98                 5.29%                        5.52%
3/24/98                 5.28%                        5.49%
3/31/98                 5.30%                        5.54%
4/7/98                  5.28%                        5.52%
4/14/98                 5.28%                        5.52%
4/21/98                 5.27%                        5.49%
4/28/98                 5.26%                        5.49%
5/5/98                  5.26%                        5.47%
5/12/98                 5.24%                        5.43%
5/19/98                 5.28%                        5.53%
5/26/98                 5.26%                        5.48%
6/2/98                  5.29%                        5.55%
6/9/98                  5.26%                        5.48%
6/16/98                 5.28%                        5.51%
6/23/98                 5.27%                        5.49%
6/30/98                 5.31%                        5.55%
7/7/98                  5.29%                        5.62%
7/14/98                 5.26%                        5.48%
7/21/98                 5.27%                        5.50%
7/28/98                 5.28%                        5.50%
8/4/98                  5.30%                        5.53%
8/11/98                 5.26%                        5.48%
8/18/98                 5.28%                        5.51%
8/25/98                 5.27%                        5.49%
9/1/98                  5.28%                        5.52%
9/8/98                  5.25%                        5.48%
9/15/98                 5.27%                        5.50%
9/22/98                 5.24%                        5.47%
9/29/98                 5.22%                        5.46%
10/6/98                 5.18%                        5.44%
10/13/98                5.09%                        5.30%
10/20/98                5.05%                        5.29%
10/27/98                4.97%                        5.12%
11/3/98                 5.03%                        5.22%
11/10/98                4.95%                        5.15%
11/17/98                4.97%                        5.15%
11/24/98                4.85%                        5.02%
12/1/98                 4.90%                        5.10%
12/8/98                 4.84%                        5.03%
12/15/98                4.89%                        5.09%
12/22/98                4.87%                        5.08%
12/29/98                4.87%                        5.06%
1/5/99                  4.90%                        5.04%
1/12/99                 4.80%                        4.99%
1/19/99                 4.79%                        4.98%
1/26/99                 4.72%                        4.89%
2/2/99                  4.72%                        4.94%
2/9/99                  4.68%                        4.91%
2/16/99                 4.66%                        4.90%
2/23/99                 4.72%                        4.89%

Note: Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (Unaudited)
================================================================================
ASSETS:
Investments in Cash Reserves Portfolio, at value (Note 1A)        $4,542,332,112
Receivable for shares of beneficial interest sold                        900,000
--------------------------------------------------------------------------------
  Total assets                                                     4,543,232,112
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                  2,853,344
Dividends payable                                                      3,286,876
Accrued expenses and other liabilities                                   550,311
--------------------------------------------------------------------------------
  Total liabilities                                                    6,690,531
--------------------------------------------------------------------------------
NET ASSETS for 4,536,541,581 shares of beneficial
  interest outstanding                                            $4,536,541,581
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $4,536,541,581
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE             $1.00
================================================================================



CITIFUNDS INSTITUTIONAL LIQUID RESERVES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                  $109,003,049
Allocated expenses from Cash Reserves Portfolio        (2,039,031)
--------------------------------------------------------------------------------
                                                                    $106,964,018
EXPENSES:
Administrative fees (Note 3A)                           7,142,583
Shareholder Servicing Agents' fees (Note 3B)            2,040,738
Distribution fees (Note 4)                              2,040,738
Registration fees                                         402,568
Trustees' fees                                             33,102
Shareholder reports                                         8,001
Custody and fund accounting fees                            7,732
Legal fees                                                  7,088
Audit fees                                                  6,800
Transfer agent fees                                         5,000
Miscellaneous                                              46,264
--------------------------------------------------------------------------------
    Total expenses                                     11,740,614
Less aggregate amounts waived or assumed by Administrator,
  Shareholder Servicing Agents, and Distributor
  (Notes 3A, 3B, AND 4)                                (9,697,285)
--------------------------------------------------------------------------------
    Net expenses                                                       2,043,329
--------------------------------------------------------------------------------
Net investment income                                               $104,920,689
================================================================================


See notes to financial statements

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
                                                     FEBRUARY 28, 1999     YEAR ENDED
                                                        (Unaudited)      AUGUST 31, 1998
==========================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income,
  declared as dividends to shareholders (Note 2)        $104,920,689      $   168,884,490
==========================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                         $27,079,021,490      $37,431,763,944
Net asset value of shares issued to shareholders
  from reinvestment of dividends                          78,674,863          131,980,079
Cost of shares repurchased                           (26,001,655,498)     (36,150,734,171)
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                             1,156,040,855        1,413,009,852
------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                    3,380,500,726        1,967,490,874
------------------------------------------------------------------------------------------
End of period                                         $4,536,541,581       $3,380,500,726
==========================================================================================


CITIFUNDS INSTITUTIONAL LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                           SIX MONTHS ENDED                YEAR ENDED AUGUST 31,
                                           FEBRUARY 28, 1999 ----------------------------------------------
                                            (Unaudited)      1998          1997          1996          1995
---------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period         $1,00000      $1.00000      $1.00000      $1.00000      $1.00000
Net investment income                         0.02556       0.05548       0.05459       0.05521       0.05698
Less dividends from net investment income    (0.02556)     (0.05548)     (0.05459)     (0.05521)     (0.05698)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period               $1.00000      $1.00000      $1.00000      $1.00000      $1.00000
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)  $4,536,542    $3,380,501    $1,967,491     $,257,134    $1,480,097
Ratio of expenses to average net assets+        0.20%*        0.20%         0.18%         0.20%         0.17%
Ratio of net investment income to
  average net assets+                           5.14%*        5.57%         5.52%         5.52%         5.70%
Total return                                    2.58%**       5.69%         5.60%         5.66%         5.85%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share             $0.022418      $0.04948      $0.04844      $0.04921      $0.05050
RATIOS:
Expenses to average net assets+                 0.80%*        0.79%         0.80%         0.80%         0.84%
Net investment income to
  average net assets+                           4.54%*        4.98%         4.90%         4.92%         5.03%
===============================================================================================================

** Annualized
** Not Annualized
 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses


See notes to financial statements

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Liquid Reserves (the "Fund") is a separate diversified series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (38.7% at February 28, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Trust's
Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group Inc. which was completed on October 8, 1998.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.
   The significant accounting policies consistently followed by the Fund are as follows:
   A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
   B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.
   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.
   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m., Eastern time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Divi-

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

dends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 1999, Management agreed to voluntarily limit Fund expenses to 0.20%.
   A.  Administrative  Fees  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $7,142,583 of which $5,615,809 was voluntarily waived for the six months ended February 28, 1999. Citibank acts as Sub-Administrator and performs certain duties and receives compensation from CFBDS from time to time as agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.
   B. Shareholder Servicing Agents Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $2,040,738, all of which was voluntarily waived for the six months ended February 28, 1999.

CITIFUNDS  INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the Fund. The Distribution fees amounted to $2,040,738, all of which was voluntarily waived for the six months ended February 28, 1999. The Distributor has voluntarily agreed to assume all distribution expenses through February 28, 1999.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $10,596,612,524 and $9,500,960,725 respectively, for the six months ended February 28, 1999.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,  Boston, MA 02109
(617) 423-1679

TRANSFER AGENT  AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

  PREMIUM MONEY MARKETS
o CitiFunds Premium Liquid Reserves
o CitiFunds Premium U.S. Treasury Reserves

  INSTITUTIONAL MONEY MARKETS
o CitiFunds Institutional Liquid Reserves
o CitiFunds Institutional U.S. Treasury Reserves
o CitiFunds Institutional Tax Free Reserves
o CitiFunds Institutional Cash Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.


(C)1999 Citicorp           R Printed on recycled paper            CFS/INS LI/299

                                 Semi-Annual Report o February 28, 1999



    CITIFUNDS(SM)
------------


         Institutional
         U.S. Treasury Reserves


MONEY MARKETS



            ---------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
            ---------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
 ................................................................................
Statement of Operations                                                        6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial Highlights                                                           8
 ................................................................................
Notes to Financial Statements                                                  9

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      12
 ................................................................................
Statement of Assets and Liabilities                                           13
 ................................................................................
Statement of Operations                                                       13
 ................................................................................
Statement of Changes in Net Assets                                            14
 ................................................................................
Financial Highlights                                                          14
 ................................................................................
Notes to Financial Statements                                                 15
 ................................................................................

Letter To Our Shareholders


Dear Shareholder:

   While the 6-month period ended February 28, 1999, was a good one for the U.S. economy, yields on short-term U.S. Treasury bills were unusually low relative to other money market instruments. Early in the period, concerns about the potential spread of the Asian currency and credit crisis to Latin America caused a surge in demand for U.S. Treasury securities from domestic and foreign investors seeking a safe haven.

   At the same time, events overseas contributed to the U.S. Federal Reserve Board's decision to reduce key short-term interest rates three times between September and November. While this easing on monetary policy caused short-term U.S. Treasury yields to decline, longer term fixed-income securities did not fare as well as money market securities. That's because longer term yields rose in response to reports of robust U.S. economic growth in the fourth quarter of 1998 and the first two months of 1999. When yields of longer term securities rise, their prices decline. Accordingly, money market funds such as CitiFunds Institutional U.S. Treasury Reserves generally performed better than longer term bond funds over the six-month period.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
------------------------------
Philip W. Coolidge
President
March 22, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   LOW INFLATION IN THE U.S. AND RECESSIONARY CONDITIONS IN SOME OVERSEAS ECONOMIES CONTRIBUTED TO LOWER YIELDS on U.S. Treasury bills. The financial crisis that began in Southeast Asia in mid-1997 spread to other emerging markets during the third quarter of 1998. Russia was forced by the credit crunch to devalue its currency and effectively defaulted on its government bonds. Similarly, the flight of foreign capital from Latin America adversely affected Brazil, which devalued its currency in January, 1999.
   Why did events overseas affect money market yields in the United States? A major reason is that the Federal Reserve Board became concerned that the problems in Asia and Latin America might curtail exports of U.S. companies, which could, in turn, dampen domestic economic growth. To help stop the further spread of the Asian crisis and promote continued U.S. economic growth, the Federal Reserve reduced key short-term interest rates in three steps between September and November.
   In anticipation of the Federal Reserve Board's action, WE BEGAN THE REPORTING PERIOD WITH THE PORTFOLIO'S AVERAGE MATURITY TOWARD THE LONG END OF ITS RANGE. This strategy enabled us to capture higher yields for as long as practical while short-term interest rates fell.
   Of course, consistent with our charter, we focused exclusively on U.S. Treasury securities. However, it is important to note that yields on U.S. Treasury securities were unusually low during the six-month period relative to other money market securities, such as high-quality bank obligations and commercial paper. That's because the federal budget surplus reduced the government's need to borrow, limiting the supply of Treasury bills available to investors. Yet, demand for these direct obligations of the federal government surged when U.S. and foreign investors sought a safe haven amid the turmoil in Asia, Russia and Latin America.
   As our holdings matured during the period, we reinvested the proceeds in U.S. Treasury securities with modestly shorter maturities, including Cash Management Bills issued by the U.S. Treasury to finance temporary cash flow needs. As we opportunistically allowed the Portfolio's average maturity to gradually decline at various times over the six months, WE WERE ABLE TO RESPOND FASTER TO HIGHER YIELDS AS THEY BECAME AVAILABLE. Such opportunities arose in February, 1999, for example, when reports of surprisingly strong U.S. economic growth caused yields of longer term bonds to rise. In this new environment, we extended the Portfolio's average maturity to capture the higher yields provided by slightly longer-dated securities. In addition, we took advantage of changing supply-and-demand factors to capture higher yields.
   Looking forward, we expect the U.S. economic expansion to continue throughout 1999. Yet, persistently low inflation should, in our view, prevent the Federal Reserve from raising short-term interest rates in 1999 in an attempt to forestall inflationary pressures. If our outlook is correct, yields on U.S. Treasury bills should remain relatively stable over the foreseeable future, while longer term yields may rise modestly. We intend to continue to monitor global economic influences carefully, with an eye toward adjusting our investment strategy in a way that takes full advantage of prevailing market conditions.

 FUND FACTS

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                      DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO         Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               BENCHMARK
October 2, 1992                          o Lipper S&P AAA rated Taxable
                                           Institutional U.S. Treasury
NET ASSETS AS OF 2/28/99                   Money Funds Average
$204.3 million



FUND PERFORMANCE
TOTAL RETURNS
                                                                              SINCE
ALL PERIODS ENDED FEBRUARY 28, 1999               SIX       ONE    FIVE   OCTOBER 2, 1992
(Unaudited)                                     MONTHS**   YEAR   YEARS*    INCEPTION*
======================================================================================

CitiFunds Institutional U.S. Treasury Reserves   2.22%    4.82%       4.96%     4.53%
Lipper S&P AAA rated Taxable Institutional
  U.S. Treasury Money Funds Average              2.28%    4.96%       5.02%     4.56%+


* Average Annual Total Return
**Not Annualized
+ From 9/30/92


7-DAY YIELDS
Annualized Current         4.20%
Effective                  4.29%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during the seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999 (Unaudited)
================================================================================
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)  $206,166,443
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        73,661
Payable for shares of beneficial interest repurchased                 1,718,283
Accrued expenses and other liabilities                                   43,238
--------------------------------------------------------------------------------
    Total liabilities                                                 1,835,182
--------------------------------------------------------------------------------
NET ASSETS for 204,331,261 shares of beneficial interest
 outstanding                                                       $204,331,261
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $204,331,261
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
================================================================================


See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio           $6,747,145
Allocated expenses from U.S. Treasury Reserves Portfolio (143,778)
--------------------------------------------------------------------------------
                                                                    $6,603,367
EXPENSES:
Administrative fees (Note 3A)                             505,349
Shareholder Servicing Agents' fees (Note 3B)              144,385
Distribution fees (Note 4)                                144,385
Custody and fund accounting fees                            6,705
Shareholder reports                                         6,551
Transfer agent fees                                         5,000
Audit fees                                                  4,500
Trustees' fees                                              4,377
Legal fees                                                  4,121
Registration fees                                             807
Miscellaneous                                              14,054
--------------------------------------------------------------------------------
    Total expenses                                        840,234
Less aggregate amounts waived by Administrator, Shareholder
  Servicing Agent and Distributor (Notes 3A, 3B and 4)   (625,426)
--------------------------------------------------------------------------------
    Net expenses                                                       214,808
--------------------------------------------------------------------------------
Net investment income                                               $6,388,559
================================================================================


See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                                     SIX MONTHS ENDED           YEAR ENDED
                                                    FEBRUARY 28, 1999           AUGUST 31,
                                                       (Unaudited)                1998
=============================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):                           $ 6,388,559             $ 13,108,663
=============================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
 NET ASSET VALUE OF $1.00 PER
  SHARE  (Note 5):
Proceeds from sale of shares                          $660,668,606            $1,322,758,384
Net asset value of shares issued to shareholders
  from reinvestment of dividends                         5,672,309                11,341,435
Cost of shares repurchased                            (726,145,561)           (1,376,313,848)
---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                             (59,804,646)              (42,214,029)
---------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                    264,135,907               306,349,936
---------------------------------------------------------------------------------------------
End of period                                         $204,331,261            $  264,135,907
=============================================================================================



See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS


                                 SIX MONTHS ENDED                  YEAR ENDED AUGUST 31
                                 FEBRUARY 28, 1999    ----------------------------------------------
                                   (Unaudited)        1998       1997       1996      1995      1994
=======================================================================================================
Net Asset Value,
 beginning of period                $1.00000       $1.00000   $1.00000   $1.00000   $1.00000  $1.00000
Net investment income                0.02202        0.05001    0.04994    0.05051    0.05200   0.03312
Less dividends from net
 investment income                  (0.02202)      (0.05001)  (0.04994)  (0.05051)  (0.05200) (0.03312)
--------------------------------------------------------------------------------------------------------
Net Asset Value, end of period      $1.00000       $1.00000   $1.00000   $1.00000   $1.00000  $1.00000
========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)                    $204,331       $264,136   $306,350   $213,395   $120,731  $150,911
Ratio of expenses to
 average net assets+                   0.25%*         0.25%      0.25%       0.25%     0.25%     0.23%
Ratio of net investment income
 to average net assets+                4.42%*         5.00%      5.01%       5.03%     5.23%     3.40%
Total return                           2.22%**        5.12%      5.11%       5.17%     5.33%     3.36%
--------------------------------------------------------------------------------------------------------


Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:


Net investment income per
 share                              $0.01918       $0.04431   $0.04416    $0.04428  $0.04593  $0.02679
RATIOS:
Expenses to average net assets+        0.82%         *0.82%      0.83%       0.87%     0.85%     0.88%
Net investment income to
 average net assets+                   3.85%*         4.43%      4.43%       4.41%     4.62%     2.75%
========================================================================================================
+  Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
* Annualized
**Not Annualized


See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional U.S. Treasury Reserves (the "Fund") is a diversified separate series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (25.6% at February 28, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group Inc. which was completed on October 8, 1998.
   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:
   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.
   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.
   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.
   D. OTHER All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. Management agreed to voluntarily limit Fund expenses to 0.25%.
   A.  ADMINISTRATIVE  FEES  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $505,349, of which $336,656 was voluntarily waived for the six months ended February 28, 1999. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.
   B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $144,385, all of which was voluntarily waived for the six months ended February 28, 1999.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $144,385, all of which was voluntarily waived for the six months ended February 28, 1999. The Distributor has voluntarily agreed to assume all distribution expenses through February 28, 1999.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $710,272,136 and $774,942,728, respectively, for the six months ended February 28, 1999.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

  PREMIUM MONEY MARKETS
O CitiFunds Premium Liquid Reserves
o CitiFunds Premium U.S. Treasury Reserves

  INSTITUTIONAL MONEY MARKETS
O CitiFunds Institutional Liquid Reserves
o CitiFunds Institutional U.S. Treasury Reserves
o CitiFunds Institutional Tax Free Reserves
o CitiFunds Institutional Cash Reserves

  This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more information contact your Service Agent or call 1-800-625-4554

  CitiFunds are made available by CFBDS, Inc.
  as distributor.
(C)1999 Citicorp            R Printed on recycled paper          CFS/INS.US/299

SEMI-ANNUAL REPORT O FEBRUARY 28, 1999
CitiFunds

Institutional
Tax Free Reserves
--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
NOT FDIC INSURED o NO BANK GUARRRANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------
MONEY MARKETS

Table of Contents

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------
CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------
TAX FREE RESERVES PORTFOLIO
Portfolio of Investments                                                      12
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           20
--------------------------------------------------------------------------------
Statement of Operations                                                       20
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            21
--------------------------------------------------------------------------------
Financial Highlights                                                          21
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 22
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

   The 6-month period ended February 28, 1999, was a good one for the U.S. economy and tax-exempt money market securities. Early in the period, concerns about the potential spread of the Asian currency and credit crisis to Latin America contributed to the Federal Reserve Board's decision to reduce key short-term interest rates three times between September and November. While this easing of monetary policy caused short-term money market yields to decline, very low inflation continued to support above-average real returns, which are nominal yields less the rate of inflation.

   In contrast, in both the taxable and tax-exempt markets, longer term fixed-income securities did not fare as well as money market securities. That's because longer term yields rose in response to reports of robust U.S. economic growth in the fourth quarter of 1998 and the first two months of 1999. When yields of longer term securities rise, their prices decline. Accordingly, money market funds such as CitiFunds Institutional Tax Free Reserves generally performed better than longer term tax-exempt bond funds over the six-month period.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
    ------------------
    Philip W. Coolidge
    President
    March 22, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   Low inflation in the U.S. and recessionary conditions in some overseas economies contributed to lower yields on tax-exempt money market securities. The financial crisis that began in Southeast Asia in mid-1997 spread to other emerging markets during the third quarter of 1998. Russia was forced by the credit crunch to devalue its currency and effectively defaulted on its government bonds. Similarly, the flight of foreign capital from Latin America adversely affected Brazil, which devalued its currency in January, 1999.
   Why did economic events overseas affect short-term securities issued by U.S. municipalities? A major reason is that the Federal Reserve Board became concerned that the problems in the emerging markets might curtail exports of U.S. companies, which could, in turn, dampen domestic economic growth. To help stop the further spread of the Asian crisis and stimulate the U.S. economy, the Federal Reserve Board reduced key short-term interest rates in three steps between September and November.
   In anticipation of the Federal Reserve Board's action, we began the reporting period with the Portfolio's average maturity toward the long end of its range. By October, the average maturity reached 65 days. This strategy enabled us to capture higher yields for as long as practical while interest rates fell.
   As our holdings matured, we reinvested the proceeds in tax-exempt money market instruments with modestly shorter maturities. Consequently, the Portfolio's average maturity gradually declined to 45 days by December, enabling us to respond faster to opportunities for higher yields. Such opportunities arose in December, for example, when seasonal fund redemptions caused tax-exempt yields to rise temporarily before declining again in January.
   As we noted in our shareholder report six months ago, short-term tax-exempt securities were relatively scarce in 1998. That's because a strong national economy helped boost tax revenues, reducing the need for municipalities to borrow to cover short-term operating expenses. In fact, issuance of short-term, tax-exempt notes declined about 25% in 1998 from the previous year to its lowest level in more than 10 years.
   At the same time, demand for tax-exempt money market securities rose significantly in the second half of 1998. Dislocations in the world's stock markets triggered a "flight to quality" among domestic and foreign investors. Many domestic investors turned to tax-exempt money market funds as a safe harbor during this volatile time. The combination of reduced supply and increased demand made it more difficult to find attractive values in tax-exempt notes.
   As a result, we continued to focus on tax-exempt variable-rate demand notes (VRDNs), which are securitized and issued by investment banks. These "floaters" generally offered higher yields than other high-quality, short-term tax-exempt securities. We also found attractive values in tax-exempt commercial paper.
   Looking forward, we expect the U.S. economic expansion to continue throughout 1999. This should help support the sound fiscal conditions prevailing in most states and many municipalities. Yet, persistently low inflation should, in our view, prevent the Federal Reserve Board from raising short-term interest rates in 1999 in an attempt to forestall inflationary pressures. If our outlook is correct, tax-exempt money market yields should remain relatively stable over the foreseeable future, while longer term yields may rise modestly. We intend to continue to monitor economic influences carefully, with an eye toward adjusting our investment strategy in a way that attempts to capture the opportunities and reduce the risks of prevailing market conditions.


FUND FACTS

Fund Objective
Provide high levels of current income which is exempt from federal income taxes*, preservation of capital and liquidity

INVESTMENT ADVISER,                      DIVIDENDS
TAX FREE RESERVES PORTFOLIO              Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
May 21, 1997                             Distributed annually, if any

NET ASSETS AS OF 2/28/99                 BENCHMARKS
$222.4 million                           o Lipper Institutional Tax Exempt
                                           Money Funds Average
                                         o IBC Institutional Tax Free Money
                                           Funds Average

* A portion of the income may be subject to the Federal  Alternative Minimum Tax
  (AMT). Consult your personal tax advisor.

FUND PERFORMANCE
TOTAL RETURNS
                                                                        SINCE
                                                  SIX         ONE    MAY 21,1997
ALL PERIODS ENDED FEBRUARY 28, 1999 (Unaudited) MONTHS**     YEAR    INCEPTION*
--------------------------------------------------------------------------------
CitiFunds Institutional Tax
  Free Reserves                                  1.53%       3.29%      3.40%
Lipper Institutional Tax Exempt
  Money Funds Average                            1.44%       3.10%      3.20%+

 * Average Annual Total Return
** Not Annualized
 + From 5/31/97

7-DAY YIELDS
Annualized Current 2.83%
Effective          2.87%

THE ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

THE EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS INSTITUTIONAL TAX FREE
RESERVES VS. IBC INSTITUTIONAL TAX FREE MONEY FUNDS AVERAGE

As Illustrated, Citifunds Institutional Tax Free Reserves provided a similar annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund ReportTM, for the one year period.

                      [FIGURES BELOW REPRESENTS LINE CHART]

Date            IBC Institutional      Institutional Tax      IBC Institutional    Institutional Tax
               Tax Free Funds Avg.         Free Res.         Tax Free Funds Avg.       Free Res.
  3/3/98             3.16%                 3.30%                   0.0316               0.033
 3/10/98             2.82%                 3.08%                   0.0282               0.0308
 3/17/98             2.83%                 3.01%                   0.0283               0.0301
 3/24/98             3.14%                 3.29%                   0.0314               0.0329
 3/31/98             3.30%                 3.46%                   0.033                0.0346
  4/7/98             3.25%                 3.42%                   0.0325               0.0342
 4/14/98             3.25%                 3.42%                   0.0325               0.0342
 4/21/98             3.50%                 3.66%                   0.035                0.0366
 4/28/98             3.72%                 3.85%                   0.0372               0.0385
  5/5/98             3.62%                 3.77%                   0.0362               0.0377
 5/12/98             3.44%                 3.62%                   0.0344               0.0362
 5/19/98             3.46%                 3.62%                   0.0346               0.0362
 5/26/98             3.42%                 3.56%                   0.0342               0.0356
  6/2/98             3.44%                 3.61%                   0.0344               0.0361
  6/9/98             3.25%                 3.44%                   0.0325               0.0344
 6/16/98             3.26%                 3.44%                   0.0326               0.0344
 6/23/98             3.26%                 3.44%                   0.0326               0.0344
 6/30/98             3.29%                 3.45%                   0.0329               0.0345
  7/7/98             3.00%                 3.26%                   0.03                 0.0326
 7/14/98             2.95%                 3.15%                   0.0295               0.0315
 7/21/98             3.19%                 3.37%                   0.0319               0.0337
 7/28/98             3.26%                 3.46%                   0.0326               0.0346
  8/4/98             3.24%                 3.43%                   0.0324               0.0343
 8/11/98             2.96%                 3.19%                   0.0296               0.0319
 8/18/98             3.09%                 3.22%                   0.0309               0.0322
 8/25/98             3.07%                 3.24%                   0.0307               0.0324
  9/1/98             3.09%                 3.25%                   0.0309               0.0325
  9/8/98             2.88%                 2.97%                   0.0288               0.0297
 9/15/98             3.02%                 3.16%                   0.0302               0.0316
 9/22/98             3.34%                 3.49%                   0.0334               0.0349
 9/29/98             3.49%                 3.62%                   0.0349               0.0362
 10/6/98             3.28%                 3.46%                   0.0328               0.0346
10/13/98             3.05%                 3.23%                   0.0305               0.0323
10/20/98             3.04%                 3.21%                   0.0304               0.0321
10/27/98             2.95%                 3.13%                   0.0295               0.0313
 11/3/98             2.94%                 3.08%                   0.0294               0.0308
11/10/98             2.84%                 3.01%                   0.0284               0.0301
11/17/98             2.94%                 3.09%                   0.0294               0.0309
11/24/98             3.02%                 3.20%                   0.0302               0.032
 12/1/98             2.96%                 3.13%                   0.0296               0.0313
 12/8/98             2.66%                 2.86%                   0.0266               0.0286
12/15/98             2.84%                 3.02%                   0.0284               0.0302
12/22/98             3.02%                 3.20%                   0.0302               0.032
12/29/98             3.25%                 3.38%                   0.0325               0.0338
  1/5/99             3.46%                 3.55%                   0.0346               0.0355
 1/12/99             2.81%                 3.01%                   0.0281               0.0301
 1/19/99             2.72%                 2.91%                   0.0272               0.0291
 1/26/99             2.66%                 2.87%                   0.0266               0.0287
  2/2/99             2.59%                 2.80%                   0.0259               0.028
  2/9/99             2.21%                 2.48%                   0.0221               0.0248
 2/16/99             2.22%                 2.46%                   0.0222               0.0246
 2/23/99             2.59%                 2.70%                   0.0259               0.027


Notes: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS  INSTITUTIONAL  TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (Unaudited)
================================================================================
ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)       $221,081,919
Receivable for shares of beneficial interest sold                     1,718,364
--------------------------------------------------------------------------------
  Total assets                                                      222,800,283
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                       301,341
Accrued expenses and other liabilities                                   85,865
--------------------------------------------------------------------------------
  Total liabilities                                                     387,206
--------------------------------------------------------------------------------
NET ASSETS for 222,408,676 shares of beneficial interest
  outstanding                                                      $222,413,077
================================================================================
Net Assets Consist of:
Paid-in capital                                                    $222,408,676
Accumulated net realized gain                                             4,401
--------------------------------------------------------------------------------
    Total                                                          $222,413,077
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1A):
Income from Tax Free Reserves Portfolio                $3,812,596
Allocated expenses from Tax Free Reserves Portfolio      (172,797)
--------------------------------------------------------------------------------
                                                                    $3,639,799
--------------------------------------------------------------------------------
EXPENSES:
Administrative fees (Note 3A)                             402,443
Shareholder Servicing Agents' fees (Note 3B)              114,984
Distribution fees (Note 4)                                114,984
Custody and fund accounting fees                            7,474
Registration fees                                           6,940
Transfer agent fees                                         5,000
Audit fees                                                  4,600
Legal fees                                                  3,895
Trustees' fees                                              3,430
Shareholder reports                                         1,572
Miscellaneous                                               4,349
--------------------------------------------------------------------------------
  Total expenses                                          669,671
Less aggregate amounts waived by Administrator,
  Shareholder Servicing Agents, and Distributor
  (Notes 3A, 3B and 4)                                   (555,170)
--------------------------------------------------------------------------------
  Net expenses                                                         114,501
--------------------------------------------------------------------------------
Net investment income                                                3,525,298
NET REALIZED GAIN ON INVESTMENTS FROM TAX FREE
  RESERVES PORTFOLIO                                                     1,152
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $3,526,450
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                                       YEAR
                                                   SIX MONTHS ENDED    ENDED
                                                  FEBRUARY 28, 1999  AUGUST 31,
                                                     (Unaudited)        1998
================================================================================
Increase in Net Assets from Operations:
Net investment income                                $3,525,298    $3,544,863
Net realized gain on investments                          1,152         3,249
--------------------------------------------------------------------------------
Net increase in net assets from operations            3,526,450     3,548,112
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                (3,525,298)   (3,544,863)
--------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST
  AT NET ASSET VALUE OF $1.00 PER
  SHARE (Note 5):
Proceeds from sale of shares                        384,115,084   426,509,070
Net asset value of shares issued to shareholders
  from reinvestment of dividends                        958,492     1,493,140
Cost of shares repurchased                         (369,972,826) (280,741,925)
--------------------------------------------------------------------------------
Net increase in net assets from transactions
  in shares of beneficial interest                   15,100,750   147,260,285
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                           15,101,902   147,263,534
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                 207,311,175    60,047,641
--------------------------------------------------------------------------------
End of period                                      $222,413,077  $207,311,175
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
FINANCIAL HIGHLIGHTS
                                                                  MAY 21, 1997
                                                         YEAR    (COMMENCEMENT
                                     SIX MONTHS ENDED   ENDED OF OPERATIONS) TO
                                     FEBRUARY 28, 1999 AUGUST 31,  AUGUST 31,
                                        (Unaudited)       1998        1997
================================================================================
Net Asset Value, beginning of period      $1.00000     $1.00000     $1.00000
Net investment income                      0.01524      0.03440      0.00984
Less dividends from net investment income (0.01524)    (0.03440)    (0.00984)
--------------------------------------------------------------------------------
Net Asset Value, end of period            $1.00000     $1.00000     $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                         $222,413     $207,311      $60,048
Ratio of expenses to average net assets+     0.25%*       0.25%        0.25%*
Ratio of net investment income to
  average net assets+                        3.06%*       3.43%        3.47%*
Total return                                 1.53%**      3.49%        0.99%**

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees and the Administrator had not voluntarily assumed expenses during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share           $0.01215     $0.02718     $0.00729
RATIOS:
Expenses to average net assets+              0.87%*       0.97%        1.15%*
Net investment income to average net assets+ 2.44%*       2.71%        2.57%*
================================================================================
 + Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (approximately 29.1% at February 28, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc.
Citigroup Inc. was formed as a merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.
   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:
   A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.
   B. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
  C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS.

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Fund has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 1999, Management agreed to voluntarily limit Fund expenses to 0.25%.
   A. Administrative Fees Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.35% of the Fund's average daily net assets. Administrative fees amounted to $402,443, of which $325,202 was voluntarily waived for the six months ended February 28, 1999. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.
   B. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $114,984, all of which was voluntarily waived for the six months ended February 28, 1999.

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. DISTRIBUTION FEE The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the Fund. The distribution fees amounted to $114,984, all of which was voluntarily waived for the six months ended February 28, 1999.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,024,941,669 and $1,015,225,860, respectively, for the six months ended February 28, 1999.

                      This page intentionally left blank.

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

  PREMIUM MONEY MARKETS
o CitiFunds Premium Liquid Reserves
o CitiFunds Premium US Treasury Reserves

  INSTITUTIONAL MONEY MARKETS
o CitiFunds Institutional Liquid Reserves
o CitiFunds Institutional U.S. Treasury Reserves
o CitiFunds Institutional Tax Free Reserves
o CitiFunds Institutional Cash Reserves

  This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc.
as distributor.

R1999 Citicorp          [Logo] Printed on recycled paper         CFS/INS TF/299

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(of Tax Free Reserves Portfolio)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

                                          SEMI-ANNUAL REPORT o FEBRUARY 28, 1999

CITIFUNDS
---------

         Institutional
         Cash Reserves

                                 MONEY MARKETS

              -----------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

TABLE OF CONTENTS

CITIFUNDS INSTITUTIONAL CASH RESERVEs

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................
Portfolio of Investments                                                       5
 ................................................................................
Statement of Assets and Liabilities                                            6
 ................................................................................
Statement of Operations                                                        7
 ................................................................................
Statement of Changes in Net Assets                                             8
 ................................................................................
Financial Highlights                                                           9
 ................................................................................
Notes to Financial Statements                                                 10

 ................................................................................

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

   The 6-month period ended February 28, 1999, was a good one for the U.S. economy and yields on short-term money market securities. Early in the period, concerns about the potential spread of the Asian currency and credit crisis to Latin America contributed to the Federal Reserve Board's decision to reduce key short-term interest rates three times between September and November. While this easing on monetary policy caused short-term money market yields to decline, very low inflation continued to support above-average REAL returns, which are nominal yields less the rate of inflation.

   In contrast, longer term fixed-income securities did not fare as well as money market securities. That's because longer term yields rose in response to reports of robust U.S. economic growth in the fourth quarter of 1998 and the first two months of 1999. When yields rise, prices of longer term securities decline. Accordingly, money market funds such as CitiFunds Institutional Cash Reserves generally performed better than longer term bond funds over the six-month period.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
March 22, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

LOW INFLATION IN THE U.S. AND RECESSIONARY CONDITIONS IN SOME OVERSEAS ECONOMIES CONTRIBUTED TO LOWER YIELDS on taxable money market securities. The financial crisis that began in Southeast Asia in mid-1997 spread to other emerging markets during the third quarter of 1998. Russia was forced by the credit crunch to devalue its currency and effectively defaulted on its government bonds. Similarly, the flight of foreign capital from Latin America adversely affected Brazil, which devalued its currency in January, 1999.

   Why did events overseas affect the U.S. money markets? A major reason is that the Federal Reserve Board became concerned that the problems in Asia and Latin America might curtail exports of U.S. companies, which could, in turn, dampen domestic economic growth. To help stop the further spread of the Asian crisis and promote continued U.S. economic growth, the Federal Reserve Board reduced key short-term interest rates in three steps between September and November.

   In anticipation of the Federal Reserve Board's action, WE BEGAN THE REPORTING PERIOD WITH THE PORTFOLIO'S AVERAGE MATURITY TOWARD THE LONG END OF ITS RANGE. This strategy enabled us to capture higher yields for as long as practical while interest rates fell.

   In addition, we primarily focused our investments on high-quality bank obligations and commercial paper during the six-month period. In our opinion, bank obligations and commercial paper offered more attractive values than other short-term money market instruments. For example, the difference in yields between bank obligations and U.S. Treasury bills was unusually wide. That's because the federal budget surplus reduced the government's need to borrow, limiting the supply of Treasury bills available to investors. Yet, demand for these direct obligations of the federal government surged in the third quarter of 1998 when U.S. and foreign investors sought a safe haven amid the turmoil in Asia, Russia and Latin America.

   As our holdings matured during the period, we reinvested the proceeds in money market instruments with modestly shorter maturities. Consequently, THE PORTFOLIO'S AVERAGE MATURITY GRADUALLY DECLINED OVER THE SIX MONTHS, enabling us to respond faster to opportunities for higher yields. Such opportunities arose in February, 1999, for example, when reports of surprisingly strong U.S. economic growth caused yields of longer term bonds to rise. In this new environment, we modestly extended the Portfolio's average maturity to capture the higher yields provided by longer-dated securities.

   Looking forward, we expect the U.S. economic expansion to continue throughout 1999. Yet, persistently low inflation should, in our view, prevent the Federal Reserve Board from raising short-term interest rates in 1999 in an attempt to forestall inflationary pressures. If our outlook is correct, money market yields should remain relatively stable over the foreseeable future, while longer term yields may rise moderately. We intend to continue to monitor global economic influences carefully, with an eye toward adjusting our investment strategy in a way that attempts to capture the opportunities and reduce the risks of prevailing market conditions.

FUND FACTS

FUND OBJECTIVE

To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT MANAGER                          DIVIDENDS
Citibank, N.A.                              Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS                  CAPITAL GAINS
October 17, 1997                            Distributed annually, if any

NET ASSETS AS OF 2/28/99                    BENCHMARKS
$420.9 million                              o Lipper S&P  AAA-rated
                                              Institutional Money Funds Average
                                            o IBC Financial S&P AAA-rated
                                              Taxable Institutional Average

FUND PERFORMANCE

TOTAL RETURNS

                                                                        SINCE
FOR THE PERIOD ENDED FEBRUARY 28, 1999           SIX         ONE      10/17/97
(Unaudited)                                   MONTHS**      YEAR    (INCEPTION)*
--------------------------------------------------------------------------------
CitiFunds Institutional Cash Reserves          2.55%        5.38%       5.44%
Lipper S&P AAA-rated Institutional
  Money Funds Average                          2.49%        5.33%       5.37%+

 * Average Total Return
** Not Annualized
 + From 10/31/97

7-DAY YIELDS
Annualized Current      4.75%
Effective               4.86%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS INSTITUTIONAL CASH RESERVES VS. IBC FINANCIAL S&P AAA-RATED TAXABLE INSTITUTIONAL AVERAGE

As illustrated, CitiFunds Institutional Cash Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund ReportTM, for the one-year period.


Date        IBC Financial S&P      Institutional      IBC Financial S&P       Institutional
          AAA-rated Taxable Inst.  Cash Reserves    AAA-rated Taxable Inst.   Cash Reserves

3/3/98          5.37%                 5.43%                 0.0537               0.0543
3/10/98         5.31%                 5.39%                 0.0531               0.0539
3/17/98         5.32%                 5.42%                 0.0532               0.0542
3/24/98         5.31%                 5.41%                 0.0531               0.0541
3/31/98         5.35%                 5.42%                 0.0535               0.0542
4/7/98          5.31%                 5.39%                 0.0531               0.0539
4/14/98         5.31%                 5.39%                 0.0531               0.0539
4/21/98         5.31%                 5.39%                 0.0531               0.0539
4/28/98         5.30%                 5.41%                 0.053                0.0541
5/5/98          5.29%                 5.40%                 0.0529               0.054
5/12/98         5.28%                 5.40%                 0.0528               0.054
5/19/98         5.33%                 5.41%                 0.0533               0.0541
5/26/98         5.29%                 5.40%                 0.0529               0.054
6/2/98          5.33%                 5.40%                 0.0533               0.054
6/9/98          5.29%                 5.40%                 0.0529               0.054
6/16/98         5.32%                 5.42%                 0.0532               0.0542
6/23/98         5.31%                 5.41%                 0.0531               0.0541
6/30/98         5.35%                 5.44%                 0.0535               0.0544
7/7/98          5.34%                 5.43%                 0.0534               0.0543
7/14/98         5.29%                 5.41%                 0.0529               0.0541
7/21/98         5.31%                 5.43%                 0.0531               0.0543
7/28/98         5.32%                 5.44%                 0.0532               0.0544
8/4/98          5.34%                 5.45%                 0.0534               0.0545
8/11/98         5.31%                 5.43%                 0.0531               0.0543
8/18/98         5.33%                 5.41%                 0.0533               0.0541
8/25/98         5.31%                 5.38%                 0.0531               0.0538
9/1/98          5.33%                 5.41%                 0.0533               0.0541
9/8/98          5.30%                 5.40%                 0.053                0.054
9/15/98         5.32%                 5.41%                 0.0532               0.0541
9/22/98         5.29%                 5.40%                 0.0529               0.054
9/29/98         5.26%                 5.40%                 0.0526               0.054
10/6/98         5.22%                 5.34%                 0.0522               0.0534
10/13/98        5.13%                 5.27%                 0.0513               0.0527
10/20/98        5.09%                 5.22%                 0.0509               0.0522
10/27/98        5.00%                 5.20%                 0.05                 0.052
11/3/98         5.08%                 5.16%                 0.0508               0.0516
11/10/98        4.97%                 5.09%                 0.0497               0.0509
11/17/98        5.00%                 5.05%                 0.05                 0.0505
11/24/98        4.86%                 5.04%                 0.0486               0.0504
12/1/98         4.92%                 5.07%                 0.0492               0.0507
12/8/98         4.86%                 5.05%                 0.0486               0.0505
12/15/98        4.91%                 5.07%                 0.0491               0.0507
12/22/98        4.87%                 5.03%                 0.0487               0.0503
12/29/98        4.88%                 5.07%                 0.0488               0.0507
1/5/99          4.92%                 5.02%                 0.0492               0.0502
1/12/99         4.80%                 4.97%                 0.048                0.0497
1/19/99         4.63%                 4.93%                 0.0463               0.0493
1/26/99         4.56%                 4.90%                 0.0456               0.049
2/2/99          4.58%                 4.89%                 0.0458               0.0489
2/9/99          4.54%                 4.86%                 0.0454               0.0486
2/16/99         4.53%                 4.80%                 0.0453               0.048
2/23/99         4.58%                 4.73%                 0.0458               0.0473


Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL CASH RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 1999
(Unaudited)

                                  PRINCIPAL
                                   AMOUNT
ISSUER                        (000'S OMITTED)          VALUE
----------------------------------------------------------------
BANK NOTES--0.9%
----------------------------------------------------------------
First Union National Bank
   5.83% due 04/29/99            $  4,000         $  4,004,039

CERTIFICATES OF DEPOSIT (YANKEE)--18.0%
----------------------------------------------------------------
Bank of Nova Scotia
   5.10% due 03/15/99              14,000           14,000,054
Banque Nationale de Paris
   4.91% due 03/01/99              10,000           10,000,000
Bayerische Landesbank
   5.04% due 04/22/99              12,000           12,000,171
Bayerische Vereinsbank
   5.16% due 03/09/99              12,000           12,000,000
Canadian Imperial Bank
   5.14% due 03/05/99               5,000            5,000,000
Commerzbank AG
   5.078% due 02/11/00             10,000            9,996,039
Landesbank Hessen
   Thuringen 5.215%
   due 02/29/00                    13,000           12,986,874
                                                   -----------
                                                    75,983,138
                                                   -----------
COMMERCIAL PAPER--26.8%
----------------------------------------------------------------
Albertsons Inc.
   4.81% due 03/15/99              10,000            9,981,295
Atlantis One Fundings Corp.
   5.05% due 03/15/99               7,000            6,986,253
Bear Stearns
   5.10% due 03/01/99               8,000            8,000,000
Daimler Benz
   North America
   5.12% due 03/19/99              10,000            9,974,400
Ford Motor Credit Co.
   4.80% due 03/29/99              12,000           11,955,200
Enterprise Funding Corp.
   5.12% due 03/12/99               8,608            8,594,533
General Electric
   Capital Corp.
   5.23% due 03/05/99              10,000            9,994,189
Pooled Accounts
   Receivable Cap
   4.90% due 04/23/99               7,918            7,860,880
Pooled Accounts
   Receivable Cap
   4.83% due 05/12/99               6,351            6,289,649
Prudential Funding Corp.
   4.75% due 06/30/99              10,000            9,840,347
Rockwell International
   Corp.
   4.82% due 03/30/99              13,300           13,248,359
Sigma Finance Inc.
   4.96% due 03/30/99              10,000            9,960,044
                                                   -----------
                                                   112,685,149
                                                   -----------
FLOATING RATE NOTES--2.9%
----------------------------------------------------------------
Strategic Money Market
   Trust Receipts
   4.983% due 03/05/99            $12,000         $ 12,000,000
                                                  ------------
TIME DEPOSIT--5.6%
----------------------------------------------------------------
Chase Manhattan Bank
   4.75% due 03/01/99              13,584           13,584,000
Dresdner Bank
   Grand Cayman
   4.75% due 03/01/99              10,000           10,000,000
                                                  ------------
                                                    23,584,000
                                                  ------------
UNITED STATES GOVERNMENT AGENCY--10.2%
----------------------------------------------------------------
Federal Home Loan
   Mortgage Discount
   Notes
   4.76% due 03/31/99              30,000           29,881,000
Federal National Mortgage
   Association
   4.75% due 03/15/99              13,000           12,975,986
                                                  ------------
                                                    42,856,986
                                                  ------------
REPURCHASE AGREEMENTS--35.6%
----------------------------------------------------------------
First Union Bank
   Repurchase Agreement
   4.79% due 3/01/99
   (collateralized by $49,035,000 Federal Home Loan
   Mortgage Association,  6.25% due 2/03/09, valued
   at $49,412,000;  $2,580,000, 7.00% due 3/12/18,
   valued at $2,588,000; $29,520,000, Federal National Mortgage Association, 6.01% due 11/13/08, valued at $29,796,000; $10,000,000, Federal Home Loan Mortgage
   Association, 6.25% due 9/27/07, valued at $10,285,000;
   $11,250,000, Federal National Mortgage Association, 5.76%
   due 2/25/03,
   valued at $10,959,000)                          100,000,000
State Street Bank
   Repurchase Agreement
   4.81% due 3/01/99
   (collateralized by $50,850,000,
   Federal National
   Mortgage Association,
   4.85% due 11/20/00,
   valued at $51,002,550)                           50,000,000
                                                  ------------
                                                   150,000,000
                                                  ------------
TOTAL INVESTMENTS, AT
   AMORTIZED COST                  100.0%         $421,113,312
OTHER ASSETS,
   LESS LIABILITIES                  0.0              (172,688)
                                   -----          ------------
NET ASSETS                         100.0%         $420,940,624
                                   -----          ------------

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:

Investment, at amortized cost (Note 1A)                             $421,113,312
Cash                                                                         336
Interest receivable                                                      965,665
--------------------------------------------------------------------------------
  Total assets                                                       422,079,313
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      1,016,872
Payable to affiliate:
  Management fees (Note 3)                                                39,293
Accrued expenses and other liabilities                                    82,524
--------------------------------------------------------------------------------
  Total liabilities                                                    1,138,689
--------------------------------------------------------------------------------
NET ASSETS for 420,940,624 shares of beneficial interest outstanding$420,940,624
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                     $420,940,624
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE            $1.00


See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment Income (Note 1B)                                           $7,565,355
Expenses:
Management fees (Note 3)                                  280,877
Distribution fees (Note 4)                                140,438
Custody and fund accounting fees                           58,444
Audit fees                                                 15,200
Registration fees                                          13,619
Legal fees                                                 11,585
Shareholder reports                                         5,436
Transfer agent fees                                         5,000
Trustees' fees                                              2,127
Miscellaneous                                              10,664
--------------------------------------------------------------------------------
  Total expenses                                          543,390
--------------------------------------------------------------------------------
Less aggregate amounts waived by the Manager and Distributor
  (Notes 3 and 4)                                        (189,283)
--------------------------------------------------------------------------------
  Net expenses                                                           354,107
--------------------------------------------------------------------------------
Net investment income                                                 $7,211,248
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                             SIX MONTHS ENDED  OCTOBER 17, 1997+
                                             FEBRUARY 28, 1999        TO
                                                (Unaudited)     AUGUST 31, 1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income, declared as dividends
  to shareholders (Note 2)                       $ 7,211,248      $ 11,367,206
--------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00 PER
SHARE (Note 5):
Proceeds from sale of shares                   1,301,032,421     2,513,814,384
Cost of shares repurchased                    (1,125,611,307)   (2,268,294,874)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                      175,421,114        245,519,510
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                             245,519,510                 --
--------------------------------------------------------------------------------
End of period                                 $ 420,940,624      $ 245,519,510
--------------------------------------------------------------------------------
+ Commencement of Operations

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                                FOR THE PERIOD
                                             SIX MONTHS ENDED  OCTOBER 17, 1997+
                                             FEBRUARY 28, 1999        TO
                                                (Unaudited)     AUGUST 31, 1998
--------------------------------------------------------------------------------
Net Asset Value, beginning of period              $1.00000         $1.00000
Net investment income                              0.02011          0.04736
Less dividends from net investment income         (0.02011)        (0.04736)
--------------------------------------------------------------------------------
Net Asset Value, end of period                    $1.00000         $1.00000
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net Assets, end of period (000's omitted)         $420,941         $245,520
Ratio of expenses to average net assets               0.25%*           0.25%*
Ratio of net investment income to average net assets  5.13%*           5.47%*
Total return                                          2.55%**          4.84%**

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share                   $0.01956         $0.04571
RATIOS:
Expenses to average net assets                        0.39%*           0.44%*
Net investment income to average net assets           4.99%*           5.28%*
--------------------------------------------------------------------------------
+ Commencement of Operations
* Annualized
** Not annualized

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Cash Reserves (the "Fund") is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS"), acts as the Fund's Sub-Administrator and Distributor. Citibank is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a Fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Fund are accrued daily.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   E. Repurchase Agreements It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. Other Purchases, and maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 4:00 pm, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash on or prior to the last business day of the month.

3. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS.

   The management fees paid to Citibank, as compensation for overall investment management services amounted to $280,877, of which $119,064 was voluntarily waived for the six months ended February 28, 1999. The management fees are computed at an annual rate of 0.20% of the Fund's average daily net assets.

4. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales, marketing and shareholder services at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fee amounted to $140,438 of which $70,219 was voluntarily waived for the six months ended February 28, 1999.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $3,366,468,062 and $3,206,497,602, respectively, for the six months ended February 28, 1999.

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 1999, for federal income tax purposes, amounted to $421,113,312.

8. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period ended February 28, 1999, the commitment fee allocated to the Fund was $491. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110


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THE CITIFUNDS FAMILY

LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves

PREMIUM MONEY MARKETS
o CitiFunds Premium Liquid Reserves
o CitiFunds Premium U.S. Treasury Reserves

INSTITUTIONAL MONEY MARKETS
o CitiFunds Institutional Liquid Reserves
o CitiFunds Institutional U.S. Treasury Reserves
o CitiFunds Institutional Tax Free Reserves
o CitiFunds Institutional Cash Reserves

This report is prepared for the information of share- holders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1999 Citicorp        [GRAPHIC] Printed on recycled paper       CFS/INS-CR/299